Trade and Other Receivables (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Receivables [Abstract]
Trade receivables	¥ 788,284	¥ 715,159
Other receivables	75,604	86,297
Impairment loss allowance	(8,637)	(5,197)
Chargebacks and other allowances	(72,160)	(39,254)
Trade and other current receivables	¥ 783,091	¥ 757,005